6. Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

Note 7: Deferred Revenue

As of September 30, 2019, and December 31, 2018, the Company had total short term and long term deferred revenue of $4,931,615 and $4,925,756, respectively. Deferred revenue includes both (i) variable fee contracts with licensees and customers in which the Company had collected advances and minimum guarantees against future royalties and (ii) fixed fee contracts. The Company recognizes revenue related to these contracts when all revenue recognition criteria have been met. Included in the deferred revenue balance as of September 30, 2019 and December 31, 2018 is $3,371,312, which is the remaining balance from the total $3,489,583 advance against future royalty that Sony paid to the Company for both the foreign and domestic distribution rights.

Note 6: Deferred Revenue

As of December 31, 2018, and 2017, the Company had total short term and long term deferred revenue of $4,925,756 and $5,085,383, respectively. Deferred revenue includes both (i) variable fee contracts with licensees and customers in which the Company had collected advances and minimum guarantees against future royalties and (ii) fixed fee contracts. The Company recognizes revenue related to these contracts when all revenue recognition criteria have been met. Included in the deferred revenue balance as of December 31, 2018 is the $2,000,000 advance against future royalty that Sony paid to the Company in the first quarter of 2017 as well as $1,489,583 attributable to the expansion of distribution rights acquired by Sony through the January 2017 Sony Transactions.